Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions for Liabilities and Charges

The movements in 2017 and 2016 were as follows:

	Property £m	Other £m	Total £m
1 January 2016	52.7	130.9	183.6
Charged to the income statement	5.8	14.5	20.3
Acquisitions[1]	11.1	3.9	15.0
Utilised	(14.7)	(18.1)	(32.8)
Released to the income statement	(2.9)	(3.7)	(6.6)
Transfers	(1.6)	14.6	13.0
Exchange adjustments	8.1	27.3	35.4
31 December 2016	58.5	169.4	227.9
Charged to the income statement	4.1	16.9	21.0
Acquisitions[1]	4.0	22.8	26.8
Utilised	(6.0)	(21.4)	(27.4)
Released to the income statement	(5.5)	(5.9)	(11.4)
Transfers	0.1	7.1	7.2
Exchange adjustments	(2.6)	(12.5)	(15.1)
31 December 2017	52.6	176.4	229.0

Note

[1]

Acquisitions include £21.9 million (2016: £3.4 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.